Note 6 - Vessels and Advances, Net	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Vessels and advances, net [Text block]
6.
Vessels and advances, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2018	$2,595,768	$(1,016,259)	$1,579,509
Depreciation	-	(39,107)	(39,107)
Vessel acquisitions, advances and other vessels’ costs	66,253	-	66,253
Balance, June 30, 2018	$2,662,021	$(1,055,366)	$1,606,655

During the
six
-month period ended
June 30, 2018,
the Company acquired
two
2008
-built
1,300
TEU secondhand containerships,
Michigan
and
Trader
.

In
May 2018,
the Company ordered from a shipyard
five
newbuild vessels, each of approximately
12,690
TEU capacity. The
five
newbuild vessels are expected to be delivered between the
second
quarter of
2020
and the
second
quarter of
2021,
and upon delivery, they will commence a
ten
-year time charter with their charterers.

In
June 2018,
the Company agreed to purchase
two
2013
-built,
4,957
TEU containerships, the
Megalopolis
and the
Marathopolis
, respectively. Both vessels delivered in
July 2018 (
Note
21
(c)) and upon their delivery, they commenced their charters.

During the year ended
December 31, 2017,
the Company acquired the
2014
-built,
4,957
TEU secondhand containerships
Leonidio
and the
Kyparissia
, the
2005
-built,
7,471
TEU secondhand containership
Maersk Kowloon
and the
2005
-built,
2,556
TEU secondhand containership
CMA CGM L’Etoile
.

On
June 19, 2017,
the Company entered into
two
financing agreements with a financial institution for
Leonidio
and
Kyparissia
(Note
11
)
.

During the
six
-month period ended
June 30, 2017,
the Company sold for scrap the container vessel
Marina
at a price of
$4,670,
delivered to its scrap buyers the container vessel
Romanos
(ex.
MSC Romanos
) and recognized a loss of
$3,638
in aggregate, which is separately reflected in Loss on sale / disposal of vessels, net in the accompanying
2017
consolidated statement of income. On
December 29
,
2017,
the Company decided to make arrangements to sell the vessel
Itea
. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the vessel
Itea
as “held for sale” were met. As at
December 31, 2017,
the amount of
$7,315,
separately reflected in Vessel held for sale in the consolidated balance sheet, represents the fair market value of the vessel based on the vessel’s estimated sale price, net of commissions (Level
2
inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell the vessel and the vessel’s carrying value (including the unamortized balance of its dry-docking cost), amounting to
$2,379,
was recorded in the year ended
December 31, 2017.
During the
six
-month period ended
June 30, 2018
the Company sold for scrap the vessel
Itea
and recognized a loss of
$861,
which is separately reflected in Loss on sale / disposal of vessels, net in the accompanying consolidated statement of income for the six
-month period ended
June 30, 2018.

Forty-
four
of the Company’s vessels, with a total carrying value of
$1,537,182
as of
June 30, 2018,
have been provided as collateral to secure the long-term debt discussed in Note
10.
This excludes the
seven
vessels under the sale and leaseback transaction described in Note
11
and
three
unencumbered vessels.